Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2026
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments	Contingent liabilities and commitments

	As at 30.06.26	As at 31.12.25
	£m	£m
Guarantees and letters of credit pledged as collateral security	18,086	16,890
Performance guarantees, acceptances and endorsements	9,354	9,743
Documentary credits and other short-term trade related transactions	1,263	1,103
Standby facilities, credit lines and other commitments	354,644	354,285
Total [1]	383,347	382,021
1 Includes exposures relating to financial assets classified as assets held for sale.
Further details on contingent liabilities, where it is not practicable to disclose an estimate of the potential financial effect on the Barclays Bank Group relating to legal, competition and regulatory matters can be found in Note 12